October 20, 2004

Mr. John D. Reynolds
U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549
Mail Stop 0511

Re: Philadelphia Mortgage Corporation, a Nevada corporation (the "Company")
    Commission File No. 0-50951


Dear Mr. Reynolds:

     I am writing this letter in response to your comment letter, dated October 6, 2004, with respect to the Company's Registration Statement on Form 10-SB. The numbers in this letter correspond to the paragraph numbers of your comment letter.

     1. Filed herewith is the Company's first amended Registration Statement on Form 10-SB-A1. Part II, Market Information of that document, has been amended as indicated to disclose the Securities and Exchange Commission's position regarding resale securities as it relates to blank check companies.

     2. Previous Blank Check Experience has been amended as indicated to further delineate name changes, acquisitions, business combinations, mergers and operating status.

     3. In response to your other comment, please see the letter from Philadelphia Mortgage Corporation, attached hereto and incorporated herein by reference.

     Please contact me with any additional comments you may have.

                                      Sincerely yours,

                                      /s/ Bradley C. Burningham

                                      Bradley C. Burningham

cc:  Commercial Property Corporation